Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (2.1%)
	Royal Gold Inc.	963,064	90,355
*	RBC Bearings Inc.	424,488	88,213
*	Livent Corp.	2,629,471	80,593
	Hexcel Corp.	1,234,158	63,831
	Balchem Corp.	471,170	57,285
*	MP Materials Corp.	1,431,658	39,084
	NewMarket Corp.	110,285	33,177
*	Ingevity Corp.	530,665	32,174
	Quaker Chemical Corp.	197,148	28,464
*,1	Amyris Inc.	3,063,269	8,945
*	Century Aluminum Co.	735,233	3,882
			526,003
Consumer Discretionary (14.4%)
*	Liberty Media Corp.-Liberty Formula One Class C	2,877,831	168,353
*	Deckers Outdoor Corp.	389,190	121,665
*	Five Below Inc.	773,465	106,483
*	Floor & Decor Holdings Inc. Class A	1,478,054	103,848
	Churchill Downs Inc.	497,713	91,654
	Nexstar Media Group Inc. Class A	540,569	90,194
	Pool Corp.	275,880	87,788
	Texas Roadhouse Inc. Class A	980,748	85,580
*,1	DraftKings Inc. Class A	5,595,128	84,710
	Gentex Corp.	3,449,707	82,241
	Wyndham Hotels & Resorts Inc.	1,325,119	81,296
*	RH	289,760	71,301
*	Planet Fitness Inc. Class A	1,236,089	71,273
*	SiteOne Landscape Supply Inc.	660,889	68,825
*	Penn Entertainment Inc.	2,327,541	64,031
	Vail Resorts Inc.	295,149	63,646
*	Skechers USA Inc. Class A	1,978,682	62,764
	Choice Hotels International Inc.	572,973	62,752
*	IAA Inc.	1,962,800	62,515
*	Crocs Inc.	859,443	59,009
	Tempur Sealy International Inc.	2,400,382	57,945
*	Lyft Inc. Class A	4,296,268	56,582
*	Hyatt Hotels Corp. Class A	698,595	56,558
	Wingstop Inc.	439,019	55,062
	Boyd Gaming Corp.	1,097,614	52,301
*	Fox Factory Holding Corp.	620,301	49,053
*	Bright Horizons Family Solutions Inc.	848,490	48,915
	World Wrestling Entertainment Inc. Class A	635,611	44,601

		Shares	Market Value ($000)
*	Visteon Corp.	412,750	43,776
*	Ollie's Bargain Outlet Holdings Inc.	825,465	42,594
*	Hilton Grand Vacations Inc.	1,294,201	42,566
*	Skyline Champion Corp.	793,416	41,948
*	Topgolf Callaway Brands Corp.	2,034,514	39,185
*	Grand Canyon Education Inc.	469,291	38,599
*	Chegg Inc.	1,760,669	37,097
*,1	Wayfair Inc. Class A	1,125,248	36,627
*	Duolingo Inc. Class A	382,259	36,403
	LCI Industries	354,683	35,986
*	YETI Holdings Inc.	1,200,421	34,236
*	TripAdvisor Inc.	1,490,189	32,903
	Papa John's International Inc.	466,419	32,654
*	Dorman Products Inc.	392,360	32,221
*	Madison Square Garden Sports Corp.	231,117	31,584
	Columbia Sportswear Co.	455,792	30,675
*	Light & Wonder Inc.	692,542	29,696
*	Peloton Interactive Inc. Class A	4,279,866	29,659
*,1	Leslie's Inc.	2,012,926	29,610
*,1	Carvana Co. Class A	1,398,366	28,387
*,1	QuantumScape Corp. Class A	3,334,178	28,040
*	SeaWorld Entertainment Inc.	594,706	27,065
*	Sonos Inc.	1,865,779	25,934
	Red Rock Resorts Inc. Class A	728,284	24,951
*	Sabre Corp.	4,820,088	24,823
*	Shake Shack Inc. Class A	547,146	24,611
*	Frontdoor Inc.	1,194,836	24,363
*	Gentherm Inc.	486,259	24,182
*	Driven Brands Holdings Inc.	859,728	24,055
	Ralph Lauren Corp. Class A	282,991	24,034
*	LGI Homes Inc.	290,008	23,598
	Jack in the Box Inc.	308,737	22,868
*,1	Luminar Technologies Inc. Class A	3,059,403	22,288
*,1	iRobot Corp.	379,212	21,361
*,1	Sweetgreen Inc. Class A	1,133,624	20,972
*	Dave & Buster's Entertainment Inc.	610,073	18,931
	Levi Strauss & Co. Class A	1,306,011	18,898
*	National Vision Holdings Inc.	578,361	18,884
*	Six Flags Entertainment Corp.	1,035,506	18,328
*	Madison Square Garden Entertainment Corp.	401,474	17,701
*	Liberty Media Corp.-Liberty Formula One Class A	333,343	17,507
*	Allegiant Travel Co.	226,659	16,542
*	Overstock.com Inc.	670,199	16,319
*	Coursera Inc.	1,496,160	16,129
*,1	Dutch Bros Inc. Class A	493,003	15,357
	Spirit Airlines Inc.	800,653	15,068
*	Figs Inc. Class A	1,746,070	14,405
[1]	Camping World Holdings Inc. Class A	552,389	13,987
	Steven Madden Ltd.	521,209	13,901
*	elf Beauty Inc.	365,197	13,739
*,1	Petco Health & Wellness Co. Inc. Class A	1,169,560	13,052
*	Revolve Group Inc. Class A	597,218	12,954
*	Boot Barn Holdings Inc.	218,530	12,775
*	Cavco Industries Inc.	61,922	12,741
*	Stride Inc.	297,859	12,519
*	ACV Auctions Inc. Class A	1,689,133	12,145
*,1	Fisker Inc. Class A	1,517,143	11,454
	Monro Inc.	236,070	10,260

		Shares	Market Value ($000)
	Inter Parfums Inc.	128,464	9,694
*,1	Mister Car Wash Inc.	1,115,457	9,571
*,1	Portillo's Inc. Class A	400,644	7,889
*	Poshmark Inc. Class A	433,876	6,799
*,1	Bed Bath & Beyond Inc.	1,113,674	6,782
*	2U Inc.	1,077,175	6,732
*	Sun Country Airlines Holdings Inc.	467,934	6,369
*,1	Corsair Gaming Inc.	560,720	6,364
*	Vizio Holding Corp. Class A	683,556	5,974
*	Integral Ad Science Holding Corp.	798,889	5,784
*,1	Canoo Inc.	2,801,804	5,253
*	Sleep Number Corp.	153,593	5,193
*	EW Scripps Co. Class A	449,159	5,062
*,1	ContextLogic Inc. Class A	6,681,368	4,903
*	Frontier Group Holdings Inc.	477,790	4,635
*,1	Vacasa Inc. Class A	1,498,157	4,599
*,1	SES AI Corp.	893,684	4,361
*,1	Allbirds Inc. Class A	1,401,580	4,261
*	Stitch Fix Inc. Class A	1,029,307	4,066
*	Sciplay Corp. Class A	328,402	3,862
*,1	Bowlero Corp.	285,380	3,513
*	Life Time Group Holdings Inc.	355,825	3,469
*,1	Dream Finders Homes Inc. Class A	310,000	3,286
*	Rush Street Interactive Inc.	843,991	3,106
*	Angi Inc. Class A	1,011,083	2,983
*	Arhaus Inc. Class A	311,859	2,199
*	Latham Group Inc.	599,774	2,153
*	Cardlytics Inc.	228,658	2,149
[1]	Weber Inc. Class A	155,780	1,024
*	Brilliant Earth Group Inc. Class A	161,238	924
*,1	Solo Brands Inc. Class A	138,831	528
			3,667,579
Consumer Staples (3.1%)
*	Darling Ingredients Inc.	2,352,846	155,641
	Casey's General Stores Inc.	546,424	110,662
*	Celsius Holdings Inc.	610,499	55,360
*	Boston Beer Co. Inc. Class A	135,098	43,724
	Lamb Weston Holdings Inc.	526,866	40,769
*	Simply Good Foods Co.	1,250,951	40,018
*	BellRing Brands Inc.	1,897,826	39,114
	WD-40 Co.	199,870	35,125
*	Freshpet Inc.	666,093	33,365
	Cal-Maine Foods Inc.	582,387	32,375
*	Post Holdings Inc.	394,248	32,293
	Coca-Cola Consolidated Inc.	67,490	27,788
	J & J Snack Foods Corp.	168,838	21,859
	Lancaster Colony Corp.	141,215	21,222
*	Beauty Health Co.	1,551,483	18,292
	Medifast Inc.	161,523	17,503
	National Beverage Corp.	342,139	13,186
*,1	Beyond Meat Inc.	840,149	11,905
*	USANA Health Sciences Inc.	168,889	9,466
	Utz Brands Inc.	504,249	7,614
*	Sovos Brands Inc.	516,812	7,359
	Tootsie Roll Industries Inc.	207,152	6,894

		Shares	Market Value ($000)
*,1	BRC Inc. Class A	289,467	2,238
*	Vital Farms Inc.	178,786	2,140
			785,912
Energy (5.2%)
	Targa Resources Corp.	3,323,305	200,528
	Texas Pacific Land Corp.	90,629	161,068
	EQT Corp.	2,442,175	99,519
	PDC Energy Inc.	1,412,867	81,650
	Matador Resources Co.	1,646,299	80,537
*	Denbury Inc.	693,215	59,797
	ChampionX Corp.	2,978,811	58,295
*,1	ChargePoint Holdings Inc.	3,709,139	54,747
	Magnolia Oil & Gas Corp. Class A	2,494,491	49,416
	Civitas Resources Inc.	748,040	42,930
*	Array Technologies Inc.	2,094,014	34,719
	Cactus Inc. Class A	888,893	34,160
	SM Energy Co.	898,749	33,802
	New Fortress Energy Inc. Class A	760,802	33,255
*	Callon Petroleum Co.	905,687	31,708
*	Ameresco Inc. Class A	471,349	31,335
	Alpha Metallurgical Resources Inc.	216,234	29,589
*	Liberty Energy Inc. Class A	2,329,750	29,541
*	Stem Inc.	2,151,870	28,706
	Enviva Inc.	439,971	26,425
*	Comstock Resources Inc.	1,370,025	23,688
*	Shoals Technologies Group Inc. Class A	908,619	19,581
*	FuelCell Energy Inc.	5,386,164	18,367
*	Oceaneering International Inc.	1,470,051	11,702
*	NexTier Oilfield Solutions Inc.	1,524,502	11,281
*	Dril-Quip Inc.	503,931	9,837
*	Tellurian Inc.	3,751,905	8,967
	RPC Inc.	1,275,892	8,842
[1]	Kinetik Holdings Inc. Class A	237,813	7,748
*	Helix Energy Solutions Group Inc.	1,054,446	4,070
*,1	EVgo Inc.	505,334	3,997
*,1	OPAL Fuels Inc.	27,684	229
			1,330,036
Financials (5.2%)
	LPL Financial Holdings Inc.	555,780	121,427
	Pinnacle Financial Partners Inc.	1,065,136	86,382
*,1	Robinhood Markets Inc. Class A	8,281,852	83,647
	Erie Indemnity Co. Class A	372,724	82,860
	Kinsale Capital Group Inc.	319,241	81,540
	Morningstar Inc.	374,001	79,408
*	Alleghany Corp.	93,785	78,720
	ServisFirst Bancshares Inc.	717,297	57,384
	Blue Owl Capital Inc. Class A	6,172,718	56,974
*,1	SoFi Technologies Inc.	10,822,048	52,812
	Western Alliance Bancorp	754,189	49,580
*,1	Credit Acceptance Corp.	94,724	41,489
*	Silvergate Capital Corp. Class A	440,949	33,225
*	Trupanion Inc.	537,684	31,955
	Virtu Financial Inc. Class A	1,436,014	29,826
	Hamilton Lane Inc. Class A	464,848	27,710
	Houlihan Lokey Inc. Class A	364,072	27,444
*	Ryan Specialty Holdings Inc. Class A	616,291	25,034
*	Focus Financial Partners Inc. Class A	719,841	22,682

		Shares	Market Value ($000)
	Cohen & Steers Inc.	357,047	22,362
*	BRP Group Inc. Class A	839,208	22,113
	PJT Partners Inc. Class A	319,671	21,360
*,1	Upstart Holdings Inc.	954,131	19,836
	StepStone Group Inc. Class A	765,251	18,756
*,1	Marathon Digital Holdings Inc.	1,627,615	17,432
*,1	Riot Blockchain Inc.	2,267,560	15,896
*	Palomar Holdings Inc.	175,896	14,726
*,1	Lemonade Inc.	657,083	13,917
*	Open Lending Corp. Class A	1,387,565	11,156
	TFS Financial Corp.	822,812	10,697
	Goosehead Insurance Inc. Class A	271,094	9,662
*	Triumph Bancorp Inc.	170,445	9,264
*	Oscar Health Inc. Class A	1,817,545	9,069
	Live Oak Bancshares Inc.	240,837	7,370
	P10 Inc. Class A	565,768	5,952
*	Clearwater Analytics Holdings Inc. Class A	337,850	5,672
*	LendingTree Inc.	159,037	3,795
*	AssetMark Financial Holdings Inc.	164,046	3,000
*,1	Hagerty Inc. Class A	151,038	1,358
			1,313,492
Health Care (22.0%)
	Bio-Techne Corp.	575,235	163,367
*	Repligen Corp.	814,116	152,329
*	Neurocrine Biosciences Inc.	1,402,908	149,003
*	Shockwave Medical Inc.	500,706	139,231
*	Sarepta Therapeutics Inc.	1,220,414	134,905
*	Penumbra Inc.	528,222	100,151
*	Masimo Corp.	693,749	97,930
	Chemed Corp.	218,654	95,456
*	Apellis Pharmaceuticals Inc.	1,370,292	93,591
*	Novocure Ltd.	1,126,359	85,581
*	HealthEquity Inc.	1,237,836	83,145
*	Ionis Pharmaceuticals Inc.	1,874,630	82,915
	Bruker Corp.	1,521,479	80,730
*	Halozyme Therapeutics Inc.	2,021,545	79,932
*	Guardant Health Inc.	1,425,198	76,718
*	Inspire Medical Systems Inc.	422,420	74,925
*	Exelixis Inc.	4,722,240	74,045
*	Charles River Laboratories International Inc.	373,184	73,443
*	Option Care Health Inc.	2,268,325	71,384
*	LHC Group Inc.	432,553	70,792
*	Global Blood Therapeutics Inc.	990,081	67,425
*	Lantheus Holdings Inc.	958,287	67,396
*	Globus Medical Inc. Class A	1,130,372	67,336
*	Cytokinetics Inc.	1,311,715	63,553
	Ensign Group Inc.	770,768	61,276
*	Intra-Cellular Therapies Inc.	1,246,946	58,020
*	Blueprint Medicines Corp.	876,620	57,760
*	Medpace Holdings Inc.	363,844	57,185
*	Omnicell Inc.	649,438	56,521
*	Intellia Therapeutics Inc.	1,004,257	56,198
*	Natera Inc.	1,280,964	56,132
*	Haemonetics Corp.	753,113	55,753
*	Teladoc Health Inc.	2,136,839	54,169
*	Alkermes plc	2,410,882	53,835
*	PTC Therapeutics Inc.	1,049,974	52,709
*	iRhythm Technologies Inc.	418,607	52,443

		Shares	Market Value ($000)
*	ICU Medical Inc.	332,964	50,144
*	STAAR Surgical Co.	705,030	49,740
*	QuidelOrtho Corp.	687,234	49,123
*	Arrowhead Pharmaceuticals Inc.	1,476,645	48,803
*	ChemoCentryx Inc.	941,598	48,643
*	Merit Medical Systems Inc.	833,330	47,091
*	Beam Therapeutics Inc.	980,556	46,714
*	Amedisys Inc.	476,259	46,097
*	Inari Medical Inc.	626,252	45,491
*,1	Ginkgo Bioworks Holdings Inc.	14,512,181	45,278
*	Tandem Diabetes Care Inc.	941,701	45,060
*	1Life Healthcare Inc.	2,584,069	44,317
*	Neogen Corp.	3,168,708	44,267
*	Integra LifeSciences Holdings Corp.	1,041,908	44,135
*	Evolent Health Inc. Class A	1,209,646	43,463
*	Oak Street Health Inc.	1,771,872	43,446
*	Axonics Inc.	613,362	43,205
*	Amicus Therapeutics Inc.	4,112,807	42,938
*	Exact Sciences Corp.	1,297,371	42,152
*	Maravai LifeSciences Holdings Inc. Class A	1,639,397	41,854
*,1	Doximity Inc. Class A	1,377,307	41,622
*	Ultragenyx Pharmaceutical Inc.	976,877	40,452
*	R1 RCM Inc.	2,135,245	39,566
*	Denali Therapeutics Inc.	1,266,061	38,855
*	Insmed Inc.	1,759,164	37,892
*	10X Genomics Inc. Class A	1,324,246	37,715
*	Progyny Inc.	1,012,586	37,526
	CONMED Corp.	446,751	35,816
*	Syneos Health Inc.	753,009	35,504
*	Glaukos Corp.	662,988	35,297
*	Corcept Therapeutics Inc.	1,335,185	34,234
*	Pacira BioSciences Inc.	638,364	33,955
*	NuVasive Inc.	763,392	33,444
*	Signify Health Inc. Class A	1,037,050	30,230
*	Relay Therapeutics Inc.	1,322,190	29,577
*	ACADIA Pharmaceuticals Inc.	1,779,773	29,117
*	Sage Therapeutics Inc.	740,574	29,001
*	Vir Biotechnology Inc.	1,459,917	28,147
*	Arvinas Inc.	624,067	27,765
*	Fate Therapeutics Inc.	1,208,973	27,093
*	Twist Bioscience Corp.	743,772	26,211
*	Cerevel Therapeutics Holdings Inc.	912,824	25,796
*	Mirati Therapeutics Inc.	368,128	25,710
*	AtriCure Inc.	646,672	25,285
*	Privia Health Group Inc.	735,149	25,039
*	Certara Inc.	1,758,380	23,351
*	Nevro Corp.	492,832	22,966
*	Xencor Inc.	875,281	22,740
*	Apollo Medical Holdings Inc.	579,518	22,601
*	Silk Road Medical Inc.	490,949	22,093
*	REVOLUTION Medicines Inc.	1,093,093	21,556
*	Novavax Inc.	1,148,708	20,906
*	Ironwood Pharmaceuticals Inc. Class A	1,909,730	19,785
*,1	Verve Therapeutics Inc.	571,494	19,631
*	CorVel Corp.	140,354	19,429
*	Cano Health Inc.	2,213,559	19,192
*,1	PROCEPT BioRobotics Corp.	457,700	18,976
*	AdaptHealth Corp. Class A	986,041	18,518

		Shares	Market Value ($000)
*,1	EQRx Inc.	3,625,937	17,948
*	Cytek Biosciences Inc.	1,184,718	17,439
*	Veracyte Inc.	1,049,531	17,422
*	Harmony Biosciences Holdings Inc.	390,203	17,282
*	BioCryst Pharmaceuticals Inc.	1,363,157	17,176
*,1	Amylyx Pharmaceuticals Inc.	602,199	16,952
*	Vaxcyte Inc.	695,982	16,704
*	FibroGen Inc.	1,237,061	16,094
*,1	Warby Parker Inc. Class A	1,193,688	15,924
*	NeoGenomics Inc.	1,752,301	15,087
*	REGENXBIO Inc.	570,468	15,077
*,1	Lyell Immunopharma Inc.	1,998,646	14,650
*	Alignment Healthcare Inc.	1,235,608	14,630
*	SpringWorks Therapeutics Inc.	507,674	14,484
*	Gossamer Bio Inc.	1,171,665	14,037
*	Surgery Partners Inc.	593,398	13,886
*	Zentalis Pharmaceuticals Inc.	626,339	13,566
*	Adaptive Biotechnologies Corp.	1,885,433	13,424
*	CareDx Inc.	783,906	13,342
*	Recursion Pharmaceuticals Inc. Class A	1,210,771	12,883
*	Supernus Pharmaceuticals Inc.	372,571	12,612
*	Editas Medicine Inc. Class A	1,007,899	12,337
*	Treace Medical Concepts Inc.	528,019	11,653
*	Allogene Therapeutics Inc.	1,053,244	11,375
*	Agios Pharmaceuticals Inc.	401,860	11,365
*	TG Therapeutics Inc.	1,917,080	11,349
*	Outset Medical Inc.	703,886	11,213
*	Innoviva Inc.	919,805	10,679
*	American Well Corp. Class A	2,822,687	10,133
*	Ligand Pharmaceuticals Inc.	117,586	10,125
*	Sotera Health Co.	1,451,844	9,902
*	Hims & Hers Health Inc.	1,748,785	9,758
*	Arcus Biosciences Inc.	369,644	9,670
*	Phreesia Inc.	363,913	9,272
*	Kymera Therapeutics Inc.	418,929	9,120
*	Nektar Therapeutics Class A	2,742,386	8,776
*	Theravance Biopharma Inc.	838,730	8,505
*,1	Invitae Corp.	3,449,898	8,487
*,1	Sana Biotechnology Inc.	1,392,372	8,354
*,1	Butterfly Network Inc.	1,776,018	8,347
*	Pulmonx Corp.	490,903	8,178
*,1	Clover Health Investments Corp. Class A	4,775,803	8,119
*	Alector Inc.	853,125	8,071
*	Inogen Inc.	317,864	7,718
*	HealthStream Inc.	360,774	7,670
*	Health Catalyst Inc.	760,807	7,380
*,1	LifeStance Health Group Inc.	1,101,027	7,289
*	Agiliti Inc.	487,293	6,973
*,1	Erasca Inc.	893,662	6,971
*	AnaptysBio Inc.	268,561	6,851
*	PMV Pharmaceuticals Inc.	567,427	6,752
*	Cullinan Oncology Inc.	467,994	6,000
*	OPKO Health Inc.	3,105,631	5,870
*,1	ImmunityBio Inc.	1,171,558	5,823
*	Seer Inc. Class A	728,519	5,639
*	Rocket Pharmaceuticals Inc.	338,324	5,400
*	GoodRx Holdings Inc. Class A	1,111,510	5,191
*,1	23andMe Holding Co.	1,806,751	5,167

		Shares	Market Value ($000)
*	Accolade Inc.	443,018	5,059
*	Sangamo Therapeutics Inc.	974,020	4,773
*	Nuvation Bio Inc.	2,075,720	4,650
*	NanoString Technologies Inc.	340,163	4,344
*	Instil Bio Inc.	854,406	4,135
*	Design Therapeutics Inc.	204,173	3,414
*	Heron Therapeutics Inc.	759,117	3,203
*	Atea Pharmaceuticals Inc.	548,241	3,119
*	Pennant Group Inc.	193,835	2,018
*,1	SmileDirectClub Inc. Class A	1,595,440	1,444
*,1	Innovage Holding Corp.	148,207	871
*,1	P3 Health Partners Inc.	182,325	842
*	Invivyd Inc.	204,822	641
*,1	Bright Green Corp.	144,172	156
			5,582,608
Industrials (18.2%)
	Nordson Corp.	758,974	161,107
*	Fair Isaac Corp.	370,381	152,601
	Graco Inc.	2,479,742	148,661
*	Paylocity Holding Corp.	608,292	146,951
	Toro Co.	1,533,918	132,653
	Advanced Drainage Systems Inc.	1,041,899	129,581
*	WillScot Mobile Mini Holdings Corp.	3,134,290	126,406
	Watsco Inc.	487,072	125,402
	Genpact Ltd.	2,691,549	117,809
*	Axon Enterprise Inc.	990,908	114,698
	Lennox International Inc.	467,752	104,154
	Cognex Corp.	2,417,028	100,186
*	Chart Industries Inc.	537,343	99,059
	Jack Henry & Associates Inc.	534,747	97,468
	A O Smith Corp.	1,884,753	91,561
*	Berry Global Group Inc.	1,834,992	85,382
*	WEX Inc.	648,014	82,259
	MKS Instruments Inc.	975,414	80,608
	Curtiss-Wright Corp.	563,314	78,391
*	TopBuild Corp.	475,021	78,274
	Landstar System Inc.	534,439	77,157
*	Saia Inc.	387,549	73,634
	Littelfuse Inc.	363,280	72,180
*	Trex Co. Inc.	1,617,985	71,094
*	ExlService Holdings Inc.	460,841	67,910
	BWX Technologies Inc.	1,338,502	67,420
*	AMN Healthcare Services Inc.	634,907	67,275
	Exponent Inc.	750,122	65,763
*	ASGN Inc.	699,777	63,239
*	GXO Logistics Inc.	1,739,664	60,993
	Eagle Materials Inc.	552,507	59,218
	Insperity Inc.	530,169	54,125
	Armstrong World Industries Inc.	680,875	53,946
*	Euronet Worldwide Inc.	691,283	52,372
*	Bloom Energy Corp. Class A	2,587,139	51,717
	Maximus Inc.	888,778	51,434
*	Affirm Holdings Inc. Class A	2,658,603	49,875
	Simpson Manufacturing Co. Inc.	633,630	49,677
	Franklin Electric Co. Inc.	577,565	47,193
*	Middleby Corp.	367,085	47,049
*	Aerojet Rocketdyne Holdings Inc.	1,121,738	44,858
	John Bean Technologies Corp.	467,856	40,236

		Shares	Market Value ($000)
	Badger Meter Inc.	429,223	39,656
*	TriNet Group Inc.	546,492	38,921
	Herc Holdings Inc.	372,854	38,732
	Forward Air Corp.	393,765	35,541
*	Verra Mobility Corp. Class A	2,246,308	34,526
*	ACI Worldwide Inc.	1,639,713	34,270
	Woodward Inc.	418,995	33,629
	AAON Inc.	623,577	33,598
*	Mercury Systems Inc.	803,363	32,617
*	Shift4 Payments Inc. Class A	711,550	31,742
*	AeroVironment Inc.	348,095	29,017
*	Itron Inc.	661,821	27,869
*	Flywire Corp.	1,200,327	27,560
	Installed Building Products Inc.	337,142	27,305
*	AZEK Co. Inc. Class A	1,561,459	25,951
	Comfort Systems USA Inc.	262,279	25,528
*	ATI Inc.	955,678	25,431
*	Air Transport Services Group Inc.	1,035,826	24,953
	Helios Technologies Inc.	477,151	24,144
	Mueller Water Products Inc. Class A	2,296,923	23,589
*	Evo Payments Inc. Class A	703,158	23,415
*	Marqeta Inc. Class A	3,278,305	23,342
*	Masonite International Corp.	326,482	23,275
	Lindsay Corp.	160,973	23,064
*	Core & Main Inc. Class A	1,008,301	22,929
*	Dycom Industries Inc.	205,152	19,598
*	Vicor Corp.	330,730	19,559
*	Kratos Defense & Security Solutions Inc.	1,846,733	18,763
*	Enovix Corp.	864,300	15,847
*	TuSimple Holdings Inc. Class A	2,057,788	15,639
*	BTRS Holdings Inc.	1,648,012	15,261
*	Proto Labs Inc.	403,305	14,692
	Tennant Co.	258,925	14,645
*	Hillman Solutions Corp.	1,852,630	13,969
*	Remitly Global Inc.	1,231,972	13,700
*,1	Legalzoom.com Inc.	1,568,904	13,446
*,1	Nikola Corp.	3,813,856	13,425
*,1	Virgin Galactic Holdings Inc.	2,845,134	13,401
*	Hayward Holdings Inc.	1,424,514	12,635
*	PureCycle Technologies Inc.	1,557,955	12,573
*,1	Aurora Innovation Inc.	5,310,241	11,736
*	Payoneer Global Inc.	1,777,616	10,755
*	Gibraltar Industries Inc.	232,688	9,524
*,1	Desktop Metal Inc. Class A	3,470,335	8,988
*	Janus International Group Inc.	971,229	8,663
*	CryoPort Inc.	337,686	8,226
	Enerpac Tool Group Corp. Class A	428,517	7,640
*	FARO Technologies Inc.	269,819	7,404
*	TaskUS Inc. Class A	412,117	6,635
*	Forrester Research Inc.	166,628	6,000
*	Cimpress plc	229,467	5,617
*,1	Hyliion Holdings Corp.	1,782,630	5,116
*	Sterling Check Corp.	282,215	4,978
*,1	Velo3D Inc.	1,150,366	4,532
	Gorman-Rupp Co.	152,732	3,633
*	CS Disco Inc.	343,539	3,435
*	Paymentus Holdings Inc. Class A	228,650	2,222

		Shares	Market Value ($000)
*	Microvast Holdings Inc.	1,101,796	1,994
*	Ranpak Holdings Corp. Class A	324,224	1,109
			4,617,540
Real Estate (6.6%)
	Equity LifeStyle Properties Inc.	2,456,331	154,356
	American Homes 4 Rent Class A	4,080,599	133,884
	CubeSmart	3,292,376	131,893
	Rexford Industrial Realty Inc.	2,509,511	130,495
	Healthcare Realty Trust Inc. Class A	5,582,159	116,388
	Americold Realty Trust Inc.	3,951,541	97,208
	Host Hotels & Resorts Inc.	5,244,201	83,278
	Spirit Realty Capital Inc.	2,000,614	72,342
	Ryman Hospitality Properties Inc.	768,328	56,541
	Terreno Realty Corp.	1,053,139	55,806
	Kite Realty Group Trust	3,216,040	55,380
	Independence Realty Trust Inc.	3,259,025	54,523
	National Storage Affiliates Trust	1,278,224	53,149
	Lamar Advertising Co. Class A	639,244	52,731
	Essential Properties Realty Trust Inc.	2,073,482	40,329
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,284,739	38,452
	STAG Industrial Inc.	1,314,737	37,378
	Innovative Industrial Properties Inc.	410,812	36,357
	Kilroy Realty Corp.	856,850	36,082
	Uniti Group Inc.	3,478,955	24,179
	RLJ Lodging Trust	2,386,190	24,148
	Phillips Edison & Co. Inc.	855,667	24,001
*	Opendoor Technologies Inc.	6,916,034	21,509
	St. Joe Co.	561,468	17,984
	Paramount Group Inc.	2,808,869	17,499
	Broadstone Net Lease Inc.	1,074,451	16,686
*	Howard Hughes Corp.	257,109	14,241
	CareTrust REIT Inc.	711,316	12,882
	Marcus & Millichap Inc.	380,879	12,485
[1]	eXp World Holdings Inc.	1,113,329	12,480
*	Redfin Corp.	1,510,742	8,823
	Universal Health Realty Income Trust	182,919	7,904
	Safehold Inc.	273,543	7,238
*,1	WeWork Inc.	2,076,050	5,502
	Alexander's Inc.	15,145	3,165
*,1	Offerpad Solutions Inc.	338,441	410
			1,667,708
Technology (19.5%)
	Entegris Inc.	2,185,328	181,426
*	Wolfspeed Inc.	1,720,568	177,838
*	PTC Inc.	1,550,802	162,214
*	Manhattan Associates Inc.	920,098	122,401
*	Ceridian HCM Holding Inc.	2,133,930	119,244
*	Avalara Inc.	1,295,098	118,890
*	Pure Storage Inc. Class A	4,125,480	112,914
*	Dynatrace Inc.	2,951,539	102,743
*	Aspen Technology Inc.	424,201	101,045
*	Lattice Semiconductor Corp.	2,014,602	99,139
*	Five9 Inc.	1,028,721	77,134
*	Elastic NV	1,073,782	77,033
*	Guidewire Software Inc.	1,230,304	75,762
	National Instruments Corp.	1,941,532	73,273
*	Qualys Inc.	506,582	70,612

		Shares	Market Value ($000)
*	Zendesk Inc.	905,872	68,937
*	Nutanix Inc. Class A	3,292,674	68,586
*	Rogers Corp.	276,037	66,768
	Switch Inc. Class A	1,954,464	65,846
*	SPS Commerce Inc.	528,501	65,656
*	Coupa Software Inc.	1,109,579	65,243
*	Smartsheet Inc. Class A	1,805,465	62,036
*	Silicon Laboratories Inc.	476,992	58,880
	Dolby Laboratories Inc. Class A	903,646	58,873
	Universal Display Corp.	623,751	58,851
*	Novanta Inc.	496,898	57,466
*	Tenable Holdings Inc.	1,637,041	56,969
*	Coherent Corp.	1,609,006	56,074
	Power Integrations Inc.	839,187	53,977
*	Fabrinet	534,924	51,058
*	RingCentral Inc. Class A	1,253,764	50,100
*	Workiva Inc. Class A	639,438	49,748
*	Procore Technologies Inc.	1,003,056	49,631
*	Box Inc. Class A	2,006,649	48,942
*	Alteryx Inc. Class A	847,284	47,312
*	Blackline Inc.	787,822	47,191
*	Onto Innovation Inc.	729,239	46,708
*	Alarm.com Holdings Inc.	693,699	44,993
	Vertiv Holdings Co. Class A	4,427,893	43,039
*	Varonis Systems Inc. Class B	1,611,291	42,731
*	New Relic Inc.	740,149	42,470
	Advanced Energy Industries Inc.	547,819	42,407
*	Dropbox Inc. Class A	1,993,226	41,300
*	Diodes Inc.	633,514	41,121
*	IPG Photonics Corp.	478,505	40,362
*	MACOM Technology Solutions Holdings Inc.	769,988	39,878
*	Confluent Inc. Class A	1,656,610	39,378
*	nCino Inc.	1,131,551	38,597
*	Gitlab Inc. Class A	741,627	37,986
*	Envestnet Inc.	810,465	35,985
*	Toast Inc. Class A	2,137,743	35,743
*	SentinelOne Inc. Class A	1,392,065	35,581
*	Rapid7 Inc.	817,651	35,077
*	MaxLinear Inc. Class A	1,033,792	33,722
*	Sprout Social Inc. Class A	549,914	33,369
*	Yelp Inc. Class A	978,914	33,195
*	CommVault Systems Inc.	624,188	33,107
*	Perficient Inc.	507,356	32,988
*	Altair Engineering Inc. Class A	727,111	32,153
*	Ambarella Inc.	531,053	29,835
*,1	MicroStrategy Inc. Class A	136,897	29,058
*	FormFactor Inc.	1,130,935	28,330
*	Ping Identity Holding Corp.	1,007,900	28,292
*	Appfolio Inc. Class A	266,224	27,879
*	Semtech Corp.	930,780	27,374
*	Bumble Inc. Class A	1,235,080	26,542
*	DoubleVerify Holdings Inc.	962,049	26,312
*,1	Freshworks Inc. Class A	2,027,005	26,290
*	Clear Secure Inc. Class A	1,149,948	26,288
*,1	Xometry Inc. Class A	457,790	25,998
*,1	DigitalOcean Holdings Inc.	711,705	25,742
*	Q2 Holdings Inc.	798,305	25,705
*	PagerDuty Inc.	1,094,779	25,257

		Shares	Market Value ($000)
*	KnowBe4 Inc. Class A	1,168,379	24,314
	Azenta Inc.	550,871	23,610
*	Upwork Inc.	1,722,560	23,461
*	Appian Corp. Class A	570,420	23,290
*	Paycor HCM Inc.	772,579	22,837
*	Asana Inc. Class A	998,565	22,198
*	Jamf Holding Corp.	973,338	21,569
*	JFrog Ltd.	946,560	20,928
*	Cargurus Inc. Class A	1,430,382	20,269
*	Digital Turbine Inc.	1,377,133	19,844
*	Schrodinger Inc.	773,044	19,311
	Pegasystems Inc.	600,796	19,310
*	E2open Parent Holdings Inc.	3,097,312	18,801
*	Everbridge Inc.	582,569	17,990
*,1	Braze Inc. Class A	503,398	17,533
*	SiTime Corp.	218,557	17,207
	Shutterstock Inc.	342,784	17,197
*	Blackbaud Inc.	388,840	17,132
*	LiveRamp Holdings Inc.	935,220	16,984
*	HashiCorp Inc. Class A	492,445	15,852
*	Planet Labs PBC	2,730,172	14,825
*	PROS Holdings Inc.	597,915	14,768
*	Fastly Inc. Class A	1,610,032	14,748
*	3D Systems Corp.	1,814,794	14,482
*	Veeco Instruments Inc.	716,395	13,124
*	Zuora Inc. Class A	1,777,098	13,115
*	Duck Creek Technologies Inc.	1,069,085	12,669
*	Consensus Cloud Solutions Inc.	261,623	12,375
*	Magnite Inc.	1,851,809	12,166
*	Thoughtworks Holding Inc.	1,139,874	11,957
*	BigCommerce Holdings Inc.	806,993	11,943
*,1	Credo Technology Group Holding Ltd.	1,070,042	11,770
*,1	Zeta Global Holdings Corp. Class A	1,758,684	11,625
*	Sprinklr Inc. Class A	1,217,098	11,222
*	Allegro MicroSystems Inc.	492,474	10,761
*	Momentive Global Inc.	1,840,400	10,693
*,1	IonQ Inc.	2,044,667	10,366
*	Sumo Logic Inc.	1,357,336	10,180
*	PubMatic Inc. Class A	594,360	9,884
*	LivePerson Inc.	1,044,913	9,843
*	CEVA Inc.	324,951	8,523
*	Alkami Technology Inc.	532,931	8,021
*	Squarespace Inc. Class A	368,412	7,869
*	Vimeo Inc.	1,956,535	7,826
*	EngageSmart Inc.	359,691	7,442
*	Qualtrics International Inc. Class A	715,296	7,282
*	Yext Inc.	1,627,366	7,258
*,1	Samsara Inc. Class A	598,141	7,220
*	Eventbrite Inc. Class A	1,179,519	7,171
*	Definitive Healthcare Corp. Class A	441,350	6,859
*	ForgeRock Inc. Class A	471,130	6,846
*,1	Blend Labs Inc. Class A	3,091,243	6,832
*,1	Matterport Inc.	1,661,090	6,296
*	Telos Corp.	692,365	6,155
*	nLight Inc.	626,920	5,924
*	Olo Inc. Class A	713,378	5,636
*	Amplitude Inc. Class A	340,364	5,265
*	EverCommerce Inc.	427,037	4,668

		Shares	Market Value ($000)
*,1	SEMrush Holdings Inc. Class A	412,076	4,619
*,1	NerdWallet Inc. Class A	492,405	4,368
*	N-able Inc.	461,445	4,259
*	Intapp Inc.	227,623	4,250
*	MeridianLink Inc.	236,503	3,850
*,1	Aeva Technologies Inc.	1,912,750	3,577
*	AvePoint Inc.	881,443	3,535
*	Bandwidth Inc. Class A	290,281	3,454
	Ebix Inc.	180,894	3,432
*	Vertex Inc. Class A	248,125	3,392
*	MediaAlpha Inc. Class A	342,828	3,000
*	ON24 Inc.	277,419	2,441
*	Enfusion Inc. Class A	195,786	2,416
*	Nextdoor Holdings Inc.	786,410	2,194
*,1	Skillz Inc. Class A	2,052,382	2,093
*	SmartRent Inc. Class A	868,449	1,971
*	SecureWorks Corp. Class A	122,719	988
*	WM Technology Inc.	514,348	828
*,1	BuzzFeed Inc.	253,073	395
			4,960,912
Telecommunications (1.7%)
*	Ciena Corp.	2,196,270	88,795
	Cable One Inc.	86,285	73,605
*	Lumentum Holdings Inc.	949,330	65,095
*	Calix Inc.	861,170	52,652
*	Viasat Inc.	1,108,049	33,496
	Cogent Communications Holdings Inc.	633,583	33,048
	ADTRAN Holdings Inc.	966,950	18,933
*	Globalstar Inc.	10,563,045	16,795
*	Infinera Corp.	2,703,715	13,086
*	WideOpenWest Inc.	771,768	9,470
	ATN International Inc.	163,183	6,294
*	8x8 Inc.	1,667,707	5,754
*	Gogo Inc.	470,845	5,707
			422,730
Utilities (1.8%)
*	Clean Harbors Inc.	754,124	82,939
*	Sunrun Inc.	2,956,588	81,572
*	Evoqua Water Technologies Corp.	1,782,816	58,958
*	Casella Waste Systems Inc. Class A	743,965	56,831
	Ormat Technologies Inc.	615,558	53,061
	Clearway Energy Inc. Class C	1,205,810	38,405
*,1	Sunnova Energy International Inc.	1,429,005	31,552
*	Archaea Energy Inc. Class A	1,183,577	21,316
	California Water Service Group	398,453	20,995
	Clearway Energy Inc. Class A	506,636	14,743
*,1	NuScale Power Corp.	109,401	1,278
			461,650
Total Common Stocks (Cost $26,308,894)			25,336,170

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.7%)
Money Market Fund (2.7%)
[2,3]	Vanguard Market Liquidity Fund (Cost $683,904)	2.828%	6,841,946	683,989
Total Investments (102.5%) (Cost $26,992,798)				26,020,159
Other Assets and Liabilities—Net (-2.5%)				(625,268)
Net Assets (100%)				25,394,891
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $579,173,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $634,750,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2022	253	21,123	(1,815)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
ACI Worldwide Inc.	8/31/23	BANA	830	(2.981)	—	(100)
Elastic NV	8/31/23	BANA	3,356	(2.581)	—	(494)
Fisker Inc.	1/31/23	GSI	7,320	(2.998)	—	(1,287)
Middleby Corp.	8/31/23	BANA	4,027	(2.581)	—	(446)
Novocure Ltd.	8/31/23	BANA	14,783	(2.581)	—	(1,137)
Wolfspeed Inc.	8/31/23	BANA	11,347	(2.581)	—	(1,034)
					—	(4,498)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	25,336,170	—	—	25,336,170
Temporary Cash Investments	683,989	—	—	683,989
Total	26,020,159	—	—	26,020,159

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,815	—	—	1,815
Swap Contracts	—	4,498	—	4,498
Total	1,815	4,498	—	6,313
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.